Note 2 - Investment and Impairment in Innolectric (Details Textual) $ in Thousands, € in Millions			3 Months Ended	12 Months Ended
	Feb. 01, 2023 USD ($)	Feb. 01, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures			$ 0	$ 0	$ 9,265
Impairment of Equity Method Investment and Related Party Notes				13,087
Equity Method Investment, Other-than-Temporary Impairment				13,087	(0)	$ (0)
Call Option [Member]
Gain on Derecognition of Call Option Liability			1,100
Related Party Loan [Member]
Asset Impairment Charges			4,300
Innolectric AG [Member]
Impairment of Equity Method Investment and Related Party Notes			13,100
Equity Method Investment, Other-than-Temporary Impairment			$ 9,900
Innolectric AG [Member]
Financing Receivable, after Allowance for Credit Loss					$ 2,900		€ 2.8
Loans and Leases Receivable, Interest Rate					5.00%		5.00%
Innolectric AG [Member] | Industrial Technology and Data Solutions Segment [Member]
Net Income (Loss) Attributable to Noncontrolling Interest				$ 400	$ 600
Innolectric AG [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	33.33%
Payments to Acquire Interest in Subsidiaries and Affiliates	$ 8,800	€ 8.0
Business Acquisition, Transaction Costs	1,300
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	11,000
Business Combination, Consideration Transferred, Liabilities Incurred	$ 1,000